Accumulated Other Comprehensive Loss - Schedule of Accumulated Other Comprehensive Loss (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	$ (1,090)
Net unrealized gain (loss)	(34)	$ 102
Reclassification of net loss to net income	8	8
Ending Balance	(733)	(1,090)
Accumulated Translation Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(907)	(917)
Net unrealized gain (loss)	348	(18)
Repurchase of shares under normal course issuer bids [note 19]	8	28
Ending Balance	(551)	(907)
Accumulated Net (Loss) Gain from Designated or Qualifying Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	38	(68)
Net unrealized gain (loss)	(34)	102
Reclassification of net loss to net income	38	4
Ending Balance	42	38
Accumulated Net Unrealized Loss On Other Long Term Liabilities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(221)	(190)
Net unrealized loss	(11)	(47)
Reclassification of net loss to net income	8	8
Sale of business		8
Ending Balance	(224)	(221)
AOCL [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(1,090)
Ending Balance	$ (733)	$ (1,090)